EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of Earning Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE AND DIVIDEND PER SHARE
Net profit/(loss) for the year attributable to TORM plc shareholders (USDm)	$ 648.3	$ 562.8	$ (42.1)
Weighted average number of shares (in shares)	84.1	81.8	78.6
Weighted average number of treasury shares (in shares)	(0.5)	(0.5)	(0.5)
Weighted average number of shares outstanding (in shares)	83.6	81.3	78.1
Dilutive effect of outstanding share options (in shares)	3.1	1.5	0.3
Weighted average number of shares outstanding including dilutive effect of share options (in shares)	86.7	82.8	78.4
Basic earnings/(loss) per share (in USD per share)	$ 7.75	$ 6.92	$ (0.54)
Diluted earnings/(loss) per share (in USD per share)	$ 7.48	$ 6.80	$ (0.54)